Short-term bonds (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of short-term bonds [line items]
Face value	¥ 48,000,000
Issue Price	48,200,000
Balance as at the end of last year	5,002,877
Issued Amount	43,200,000	¥ 20,000,000	¥ 30,000,000
Interest	86,802
Amortization	147
Repayment	(40,067,309)
Balance as at the end of year	8,222,517	5,002,877
Long-term borrowings [member]
Disclosure of short-term bonds [line items]
Issue Price	48,317,730	35,517,730
Interest	1,363,253	1,507,962
Foreign Exchange Gain	17,040	(46,320)
Foreign Currency Transition Differences	(185,254)	(258,936)
Interest Payable	669,176	679,458
Short-term bonds [member]
Disclosure of short-term bonds [line items]
Issue Price		29,000,000
Balance as at the end of last year	5,002,877	9,025,535
Issued Amount		20,000,000
Interest		76,428
Amortization		(1,087)
Repayment		(24,097,999)
Balance as at the end of year		5,002,877	9,025,535
Super short-bond (2019 9th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 5,000,000
Issuance Date		October 2019
Maturity		180 days
Issue Price		¥ 5,000,000
Coupon Rate		2.09%
Balance as at the end of last year		¥ 5,018,170
Interest		33,977
Amortization		(754)
Repayment		(5,051,393)
Balance as at the end of year			5,018,170
Super short-bond (2019 10th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		November 2019
Maturity		90 days
Issue Price		¥ 2,000,000
Coupon Rate		2.00%
Balance as at the end of last year		¥ 2,006,098
Interest		3,934
Amortization		(196)
Repayment		(2,009,836)
Balance as at the end of year			2,006,098
Super short-bond (2019 11th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		December 2019
Maturity		60 days
Issue Price		¥ 2,000,000
Coupon Rate		1.80%
Balance as at the end of last year		¥ 2,001,267
Interest		4,722
Amortization		(87)
Repayment		(2,005,902)
Balance as at the end of year			¥ 2,001,267
Super short-bond (2020 1st) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		February 2020
Maturity		90 days
Issue Price		¥ 2,000,000
Coupon Rate		1.70%
Issued Amount		¥ 2,000,000
Interest		8,361
Repayment		(2,008,361)
Super short-bond (2020 2nd) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		February 2020
Maturity		60 days
Issue Price		¥ 2,000,000
Coupon Rate		1.50%
Issued Amount		¥ 2,000,000
Interest		4,918
Repayment		(2,004,918)
Super short-bond (2020 3rd) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		April 2020
Maturity		60 days
Issue Price		¥ 2,000,000
Coupon Rate		1.20%
Issued Amount		¥ 2,000,000
Interest		3,945
Repayment		(2,003,945)
Super short-bond (2020 4th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		May 2020
Maturity		90 days
Issue Price		¥ 2,000,000
Coupon Rate		1.20%
Issued Amount		¥ 2,000,000
Interest		5,918
Repayment		(2,005,918)
Super short-bond (2020 5th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		October 2020
Maturity		30 days
Issue Price		¥ 2,000,000
Coupon Rate		1.30%
Issued Amount		¥ 2,000,000
Interest		2,137
Repayment		(2,002,137)
Super short-bond (2020 6th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		November 2020
Maturity		30 days
Issue Price		¥ 2,000,000
Coupon Rate		1.30%
Issued Amount		¥ 2,000,000
Interest		2,137
Repayment		(2,002,137)
Super short-bond (2020 7th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 3,000,000
Issuance Date		November 2020
Maturity		30 days
Issue Price		¥ 3,000,000
Coupon Rate		1.40%
Issued Amount		¥ 3,000,000
Interest		3,452
Repayment		(3,003,452)
Super short-bond (2020 8th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000	¥ 2,000,000
Issuance Date	December 2020	December 2020
Maturity	30 days	30 days
Issue Price	¥ 2,000,000	¥ 2,000,000
Coupon Rate	1.50%	1.50%
Balance as at the end of last year	¥ 2,001,951
Issued Amount		¥ 2,000,000
Interest	575	1,891
Amortization	(60)	60
Repayment	(2,002,466)
Balance as at the end of year		2,001,951
Super short-bond (2020 9th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000	¥ 3,000,000
Issuance Date	December 2020	December 2020
Maturity	30 days	30 days
Issue Price	¥ 3,000,000	¥ 3,000,000
Coupon Rate	1.40%	1.40%
Balance as at the end of last year	¥ 3,000,926
Issued Amount		¥ 3,000,000
Interest	2,416	1,036
Amortization	110	(110)
Repayment	(3,003,452)
Balance as at the end of year		¥ 3,000,926
Super short-bond (2021 1st) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	January 2021
Maturity	37 days
Issue Price	¥ 2,000,000
Coupon Rate	2.18%
Issued Amount	¥ 2,000,000
Interest	5,548
Repayment	(2,005,548)
Super short-bond (2021 2nd) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Issuance Date	January 2021
Maturity	30 days
Issue Price	¥ 3,000,000
Coupon Rate	2.25%
Issued Amount	¥ 3,000,000
Interest	8,088
Repayment	(3,008,088)
Super short-bond (2021 3rd) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Issuance Date	February 2021
Maturity	41 days
Issue Price	¥ 3,000,000
Coupon Rate	2.40%
Issued Amount	¥ 3,000,000
Interest	4,258
Repayment	(3,004,258)
Super short-bond (2021 4th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	April 2021
Maturity	37 days
Issue Price	¥ 2,000,000
Coupon Rate	2.10%
Issued Amount	¥ 2,000,000
Interest	6,302
Repayment	(2,006,302)
Super short-bond (2021 5th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Issuance Date	April 2021
Maturity	36 days
Issue Price	¥ 3,000,000
Coupon Rate	2.13%
Issued Amount	¥ 3,000,000
Interest	4,420
Repayment	(3,004,420)
Super short-bond (2021 6th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	July 2021
Maturity	29 days
Issue Price	¥ 2,000,000
Coupon Rate	2.07%
Issued Amount	¥ 2,000,000
Interest	3,630
Repayment	(2,003,630)
Super short-bond (2021 7th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Issuance Date	July 2021
Maturity	29 days
Issue Price	¥ 3,000,000
Coupon Rate	2.05%
Issued Amount	¥ 3,000,000
Interest	5,897
Repayment	(3,005,897)
Super short-bond (2021 8th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,500,000
Issuance Date	July 2021
Maturity	36 days
Issue Price	¥ 2,500,000
Coupon Rate	2.03%
Issued Amount	¥ 2,500,000
Interest	5,840
Repayment	(2,505,840)
Super short-bond (2021 9th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 1,500,000
Issuance Date	August 2021
Maturity	54 days
Issue Price	¥ 1,500,000
Coupon Rate	2.00%
Issued Amount	¥ 1,500,000
Interest	3,205
Repayment	(1,503,205)
Super short-bond (2021 10th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	August 2021
Maturity	54 days
Issue Price	¥ 2,000,000
Coupon Rate	2.14%
Issued Amount	¥ 2,000,000
Interest	3,752
Repayment	(2,003,752)
Super short-bond (2021 11th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Issuance Date	September 2021
Maturity	54 days
Issue Price	¥ 3,000,000
Coupon Rate	2.13%
Issued Amount	¥ 3,000,000
Interest	4,902
Repayment	(3,004,902)
Super short-bond (2021 12th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 1,500,000
Issuance Date	September 2021
Maturity	54 days
Issue Price	¥ 1,500,000
Coupon Rate	2.03%
Issued Amount	¥ 1,500,000
Interest	1,752
Repayment	(1,501,752)
Super short-bond (2021 13th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 1,500,000
Issuance Date	October 2021
Maturity	29 days
Issue Price	¥ 1,500,000
Coupon Rate	2.05%
Issued Amount	¥ 1,500,000
Interest	1,432
Repayment	(1,501,432)
Super short-bond (2021 14th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Issuance Date	October 2021
Maturity	29 days
Issue Price	¥ 3,000,000
Coupon Rate	2.17%
Issued Amount	¥ 3,000,000
Interest	1,784
Repayment	(3,001,784)
Super short-bond (2021 15th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	October 2021
Maturity	36 days
Issue Price	¥ 2,000,000
Coupon Rate	2.12%
Issued Amount	¥ 2,000,000
Interest	581
Repayment	(2,000,581)
Super short-bond (2021 16th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 5,000,000
Issuance Date	November 2021
Maturity	98 days
Issue Price	¥ 5,000,000
Coupon Rate	2.38%
Issued Amount	¥ 5,000,000
Interest	18,910
Amortization	22
Balance as at the end of year	5,018,932
Super short-bond (2021 17th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Issuance Date	December 2021
Maturity	29 days
Issue Price	¥ 3,000,000
Coupon Rate	2.22%
Issued Amount	¥ 3,000,000
Interest	3,467
Amortization	75
Balance as at the end of year	3,003,542
Super short-bond (JiangSu2021 1st) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 200,000
Issuance Date	December 2021
Maturity	270 days
Issue Price	¥ 200,000
Coupon Rate	2.60%
Issued Amount	¥ 200,000
Interest	43
Balance as at the end of year	¥ 200,043